WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS			September 30, 2020 (Unaudited)

		Shares	Value
COMMON STOCKS - 98.6% (a)
Communication Services - 9.7%
Activision Blizzard, Inc.		4,183	$338,614
Actua Corp. (b)(c)(d)		100	5
Alphabet, Inc. - Class C (d)		3,683	5,412,537
Altice USA, Inc. - Class A (d)		700	18,200
Ambassadors Group, Inc. (b)(c)(d)		400	–
AMC Networks, Inc. - Class A (d)		356	8,797
AT&T, Inc.		44,148	1,258,659
Cable One, Inc.		20	37,708
Cardlytics, Inc. (d)		230	16,231
Cars.com, Inc. (d)		445	3,596
CenturyLink, Inc.		6,072	61,266
Charter Communications, Inc. - Class A (d)		908	566,901
Cinemark Holdings, Inc. (e)		775	7,750
Cogent Communications Holdings, Inc.		200	12,010
Comcast Corp. - Class A		26,678	1,234,124
Consolidated Communications Holdings, Inc. (d)		501	2,851
Discovery, Inc. - Class A (d)(e)		798	17,372
DISH Network Corp. - Class A (d)		1,469	42,645
Electronic Arts, Inc. (d)		1,800	234,738
Facebook, Inc. - Class A (d)		13,599	3,561,578
Fox Corp. - Class A		2,196	61,115
Gaia, Inc. (d)		600	5,898
GCI Liberty, Inc. - Class A (d)		411	33,685
Glu Mobile, Inc. (d)		1,940	14,889
Gray Television, Inc. (d)		500	6,885
IAC/InterActiveCorp (d)		450	53,901
Iridium Communications, Inc. (d)		910	23,278
John Wiley & Sons, Inc. - Class A		200	6,342
Liberty Broadband Corp. - Class A (d)		1,031	146,206
Liberty Media Corp.-Liberty Braves - Class A (d)		360	7,517
Liberty Media Corp.-Liberty Formula One - Class A (d)		1,070	35,856
Liberty Media Corp.-Liberty SiriusXM - Class A (d)		1,732	57,450
Lions Gate Entertainment Corp. - Class B (d)		1,033	9,008
Live Nation Entertainment, Inc. (d)(e)		857	46,175
Loral Space & Communications, Inc.		300	5,490
Madison Square Garden Entertainment Corp. (d)		93	6,369
Madison Square Garden Sports Corp. (d)		93	13,995
Match Group, Inc. (d)		1,266	140,083
Meredith Corp.		300	3,936
MSG Networks, Inc. - Class A (d)(e)		581	5,560
Netflix, Inc. (d)		2,602	1,301,078
News Corp. - Class A		1,173	16,445
Nexstar Media Group, Inc. - Class A		189	16,997
Omnicom Group, Inc.		1,114	55,143
Pinterest, Inc. - Class A (d)		550	22,830
Roku, Inc. (d)		140	26,432
Scholastic Corp.		325	6,822
Shenandoah Telecommunications Co.		300	13,330
Sinclair Broadcast Group, Inc. - Class A		425	8,173
Sirius XM Holdings, Inc.		8,669	46,466
Snap, Inc. - Class A (d)		5,060	132,117
Spok Holdings, Inc.		400	3,804
Take-Two Interactive Software, Inc. (d)		755	124,741
TechTarget, Inc. (d)		60	2,638
TEGNA, Inc.		1,725	20,269
Telephone and Data Systems, Inc.		700	12,908
The EW Scripps Co. - Class A		206	2,357
The Interpublic Group of Companies, Inc.		2,692	44,876
The Marcus Corp.		100	773
The New York Times Co. - Class A		1,040	44,502
The Walt Disney Co.		9,946	1,234,100
T-Mobile US, Inc. (d)		3,768	430,908
TripAdvisor, Inc.		634	12,420
Twitter, Inc. (d)		4,670	207,815
United States Cellular Corp. (d)		300	8,859
Verizon Communications, Inc.		24,903	1,481,479
ViacomCBS, Inc. - Class B		3,764	105,430
Vonage Holdings Corp. (d)		1,425	14,578
World Wrestling Entertainment, Inc. - Class A (e)		280	11,332
Yelp, Inc. (d)		566	11,371
Zillow Group, Inc. - Class C (d)		558	56,687
Zynga, Inc. - Class A (d)		5,350	48,792
			19,045,692
Consumer Discretionary - 12.4%
1-800-Flowers.com, Inc. - Class A (d)		300	7,482
Aaron's, Inc.		400	22,660
Abercrombie & Fitch Co. - Class A		425	5,920
Adtalem Global Education, Inc. (d)		400	9,816
Advance Auto Parts, Inc.		491	75,368
Amazon.com, Inc. (d)		2,748	8,652,710
American Eagle Outfitters, Inc.		665	9,849
American Outdoor Brands, Inc. (d)		118	1,537
American Public Education, Inc. (d)		300	8,457
Aramark		1,065	28,169
Asbury Automotive Group, Inc. (d)		190	18,515
Autoliv, Inc.		648	47,226
AutoNation, Inc. (d)		505	26,730
AutoZone, Inc. (d)		136	160,159
Beazer Homes USA, Inc. (d)		200	2,640
Bed Bath & Beyond, Inc.		1,055	15,804
Best Buy Co., Inc.		1,395	155,250
Big Lots, Inc.		200	8,920
Bloomin' Brands, Inc.		880	13,438
Booking Holdings, Inc. (d)		248	424,249
BorgWarner, Inc.		1,310	50,749
Boyd Gaming Corp.		725	22,250
Bright Horizons Family Solutions, Inc. (d)		300	45,612
Brinker International, Inc.		175	7,476
Brunswick Corp.		550	32,400
Burlington Stores, Inc. (d)		358	73,780
Caleres, Inc.		425	4,063
Callaway Golf Co. (e)		500	9,570
CarMax, Inc. (d)		890	81,800
Carnival Corp. (e)		2,825	42,883
Carter's, Inc.		172	14,892
Carvana Co. (d)(e)		80	17,845
Cavco Industries, Inc. (d)(e)		100	18,031
Chegg, Inc. (d)		740	52,866
Chipotle Mexican Grill, Inc. (d)		167	207,700
Choice Hotels International, Inc.		200	17,192
Churchill Downs, Inc.		191	31,290
Citi Trends, Inc.		50	1,249
Collectors Universe, Inc.		110	5,444
Columbia Sportswear Co.		340	29,573
Conn's, Inc. (d)		470	4,973
Cooper Tire & Rubber Co.		425	13,472
Core-Mark Holding Co., Inc.		206	5,960
Cracker Barrel Old Country Store, Inc. (e)		191	21,900
Crocs, Inc. (d)		570	24,356
Dana, Inc.		900	11,088
Darden Restaurants, Inc.		803	80,894
Dave & Buster's Entertainment, Inc.		300	4,548
Deckers Outdoor Corp. (d)		145	31,901
Dick's Sporting Goods, Inc.		527	30,503
Dollar General Corp.		1,466	307,303
Dollar Tree, Inc. (d)		1,306	119,290
Domino's Pizza, Inc.		219	93,136
Dorman Products, Inc. (d)		200	18,076
DR Horton, Inc.		2,073	156,781
Dunkin' Brands Group, Inc.		320	26,211
eBay, Inc.		4,045	210,744
Etsy, Inc. (d)		740	90,006
Expedia Group, Inc.		894	81,971
Fiesta Restaurant Group, Inc. (d)		300	2,811
Five Below, Inc. (d)		340	43,180
Floor & Decor Holdings, Inc. - Class A (d)		670	50,116
Foot Locker, Inc.		475	15,689
Ford Motor Co.		25,100	167,166
Fossil Group, Inc. (d)		400	2,296
Fox Factory Holding Corp. (d)		310	23,042
frontdoor, Inc. (d)		487	18,949
GameStop Corp. - Class A (d)(e)		550	5,610
General Motors Co.		7,910	234,057
Gentex Corp.		845	21,759
Gentherm, Inc. (d)		75	3,067
Genuine Parts Co.		737	70,140
Golden Entertainment, Inc. (d)		100	1,383
Grand Canyon Education, Inc. (d)		200	15,988
Green Brick Partners, Inc. (d)		45	724
Group 1 Automotive, Inc.		193	17,059
Grubhub, Inc. (d)(e)		480	34,718
H&R Block, Inc.		1,310	21,340
Hanesbrands, Inc.		2,695	42,446
Harley-Davidson, Inc.		1,150	28,221
Hasbro, Inc.		1,080	89,338
Helen of Troy Ltd. (d)		119	23,029
Hilton Grand Vacations, Inc. (d)		105	2,203
Hilton Worldwide Holdings, Inc. (e)		1,450	123,714
Hooker Furniture Corp.		200	5,166
Hyatt Hotels Corp. - Class A		300	16,011
Installed Building Products, Inc. (d)		260	26,455
iRobot Corp. (d)(e)		167	12,675
Jack in the Box, Inc.		216	17,131
K12, Inc. (d)		300	7,902
KB Home		375	14,396
Kohl's Corp.		1,075	19,920
Kontoor Brands, Inc.		339	8,204
L Brands, Inc.		1,484	47,206
Lands' End, Inc. (d)		278	3,622
Las Vegas Sands Corp.		2,087	97,379
La-Z-Boy, Inc.		425	13,443
LCI Industries		154	16,369
Lear Corp.		350	38,168
Leggett & Platt, Inc.		910	37,465
Lennar Corp. - Class A		1,600	130,688
Lithia Motors, Inc. - Class A		134	30,544
LKQ Corp. (d)		2,100	58,233
Lowe's Companies, Inc.		4,526	750,682
Lumber Liquidators Holdings, Inc. (d)		241	5,314
M/I Homes, Inc. (d)		420	19,341
Macy's, Inc. (e)		2,223	12,671
Marriott International, Inc. - Class A		1,749	161,922
Marriott Vacations Worldwide Corp.		244	22,158
Mattel, Inc. (d)		385	4,505
McDonald's Corp.		4,108	901,665
MDC Holdings, Inc.		330	15,543
Meritage Homes Corp. (d)		200	22,078
MGM Resorts International		2,670	58,073
Mohawk Industries, Inc. (d)		392	38,255
Monro, Inc.		295	11,968
Motorcar Parts of America, Inc. (d)		300	4,668
Movado Group, Inc.		300	2,982
Murphy USA, Inc. (d)		126	16,162
National Vision Holdings, Inc. (d)		540	20,650
Newell Brands, Inc.		2,245	38,524
NIKE, Inc. - Class B		7,879	989,130
Nordstrom, Inc. (e)		670	7,986
Norwegian Cruise Line Holdings Ltd. (d)(e)		1,055	18,051
NVR, Inc. (d)		20	81,662
Ollie's Bargain Outlet Holdings, Inc. (d)		60	5,241
O'Reilly Automotive, Inc. (d)		460	212,097
Oxford Industries, Inc.		50	2,018
Papa John's International, Inc.		173	14,234
Peloton Interactive, Inc. - Class A (d)		320	31,757
Penn National Gaming, Inc. (d)		668	48,564
Penske Automotive Group, Inc.		350	16,681
Perdoceo Education Corp. (d)		500	6,120
Planet Fitness, Inc. - Class A (d)		440	27,113
Polaris, Inc.		340	32,076
Pool Corp.		233	77,948
PulteGroup, Inc.		1,895	87,720
PVH Corp.		413	24,631
Qurate Retail, Inc. - Series A		2,919	20,958
Ralph Lauren Corp.		406	27,596
Regis Corp. (d)		200	1,228
Rent-A-Center, Inc.		710	21,222
RH (d)		96	36,732
Ross Stores, Inc.		1,785	166,576
Royal Caribbean Cruises Ltd.		1,277	82,660
Sally Beauty Holdings, Inc. (d)		700	6,083
SeaWorld Entertainment, Inc. (d)		685	13,508
Service Corp. International		1,250	52,725
ServiceMaster Global Holdings, Inc. (d)		935	37,288
Shake Shack, Inc. - Class A (d)(e)		60	3,869
Shoe Carnival, Inc. (e)		60	2,015
Shutterstock, Inc.		122	6,349
Six Flags Entertainment Corp.		590	11,977
Skechers USA, Inc. - Class A (d)		750	22,665
Skyline Champion Corp. (d)		50	1,339
Smith & Wesson Brands, Inc.		475	7,372
Sonos, Inc. (d)		1,270	19,279
Stamps.com, Inc. (d)		109	26,264
Starbucks Corp.		6,873	590,528
Steven Madden Ltd.		450	8,775
Strategic Education, Inc.		87	7,958
Tapestry, Inc.		1,900	29,697
Target Corp.		2,981	469,269
Taylor Morrison Home Corp. (d)		900	22,131
Tempur Sealy International, Inc. (d)		298	26,579
Tesla, Inc. (d)		4,205	1,803,987
Texas Roadhouse, Inc.		475	28,875
The Buckle, Inc.		350	7,136
The Cato Corp. - Class A		300	2,346
The Cheesecake Factory, Inc. (e)		300	8,322
The Children's Place, Inc. (e)		122	3,459
The Gap, Inc.		1,550	26,396
The Goodyear Tire & Rubber Co.		1,825	13,998
The Home Depot, Inc.		6,584	1,828,443
The TJX Companies, Inc.		7,486	416,596
The Wendy's Co.		1,105	24,636
Thor Industries, Inc.		381	36,294
Tiffany & Co.		735	85,150
Toll Brothers, Inc.		700	34,062
TopBuild Corp. (d)		125	21,336
Tractor Supply Co.		711	101,915
TRI Pointe Group, Inc. (d)		1,100	19,954
Ulta Beauty, Inc. (d)		349	78,169
Under Armour, Inc. - Class A (d)		2,425	27,233
Universal Electronics, Inc. (d)		200	7,548
Vail Resorts, Inc.		200	42,794
Veoneer, Inc. (d)		648	9,526
VF Corp.		2,095	147,174
Vista Outdoor, Inc. (d)		400	8,072
Visteon Corp. (d)		261	18,066
Wayfair, Inc. - Class A (d)		340	98,943
Whirlpool Corp.		274	50,386
Williams-Sonoma, Inc.		510	46,124
Wingstop, Inc.		220	30,063
Winnebago Industries, Inc.		175	9,042
Wolverine World Wide, Inc.		725	18,734
WW International, Inc. (d)		440	8,303
Wyndham Destinations, Inc.		620	19,071
Wyndham Hotels & Resorts, Inc.		620	31,310
Wynn Resorts Ltd.		561	40,285
Yum! Brands, Inc.		1,539	140,511
Zumiez, Inc. (d)		300	8,346
			24,269,136
Consumer Staples - 6.6%
Alico, Inc.		200	5,724
Altria Group, Inc.		11,281	435,898
Archer-Daniels-Midland Co.		3,236	150,442
B&G Foods, Inc. (e)		250	6,942
Beyond Meat, Inc. (d)(e)		390	64,763
BJ's Wholesale Club Holdings, Inc. (d)		880	36,564
Brown-Forman Corp. - Class B		1,815	136,706
Bunge Ltd.		1,050	47,985
Cal-Maine Foods, Inc. (d)		18	691
Campbell Soup Co.		1,430	69,169
Casey's General Stores, Inc.		177	31,444
Church & Dwight Co., Inc.		1,396	130,819
Colgate-Palmolive Co.		5,091	392,771
Conagra Brands, Inc.		2,541	90,739
Constellation Brands, Inc. - Class A		1,076	203,913
Costco Wholesale Corp.		2,601	923,355
Darling Ingredients, Inc. (d)		975	35,129
Edgewell Personal Care Co. (d)		416	11,598
elf Beauty, Inc. (d)		300	5,511
Energizer Holdings, Inc.		152	5,949
Flowers Foods, Inc.		780	18,977
Fresh Del Monte Produce, Inc.		100	2,292
Freshpet, Inc. (d)		330	36,844
General Mills, Inc.		3,975	245,178
Grocery Outlet Holding Corp. (d)		160	6,291
Herbalife Nutrition Ltd. (d)		870	40,586
Hormel Foods Corp.		1,875	91,669
Hostess Brands, Inc. (d)		90	1,110
Ingles Markets, Inc. - Class A		150	5,706
Ingredion, Inc.		271	20,509
J & J Snack Foods Corp.		70	9,127
Kellogg Co.		1,643	106,121
Keurig Dr Pepper, Inc.		3,198	88,265
Kimberly-Clark Corp.		1,911	282,178
Lamb Weston Holdings, Inc.		937	62,095
Lancaster Colony Corp.		112	20,026
Mannatech, Inc.		70	1,173
McCormick & Co., Inc.		657	127,524
Medifast, Inc.		140	23,023
MGP Ingredients, Inc.		200	7,948
Molson Coors Beverage Co. - Class B		673	22,586
Mondelez International, Inc. - Class A		8,561	491,829
Monster Beverage Corp. (d)		2,436	195,367
Nu Skin Enterprises, Inc. - Class A		325	16,279
PepsiCo, Inc.		8,479	1,175,189
Performance Food Group Co. (d)		600	20,772
Philip Morris International, Inc.		9,616	721,104
Pilgrim's Pride Corp. (d)		650	9,727
Post Holdings, Inc. (d)		438	37,668
PriceSmart, Inc.		115	7,642
Reynolds Consumer Products, Inc.		590	18,066
Sanderson Farms, Inc.		143	16,870
SpartanNash Co.		400	6,540
Spectrum Brands Holdings, Inc.		277	15,833
Sprouts Farmers Market, Inc. (d)(e)		1,060	22,186
Sysco Corp.		3,080	191,638
The Andersons, Inc.		75	1,438
The Boston Beer Co., Inc. - Class A (d)(e)		50	44,168
The Clorox Co.		760	159,729
The Coca-Cola Co.		25,220	1,245,111
The Estee Lauder Companies, Inc. - Class A		1,251	273,031
The Hain Celestial Group, Inc. (d)		600	20,580
The Hershey Co.		819	117,395
The J M Smucker Co.		712	82,250
The Kraft Heinz Co.		4,345	130,133
The Kroger Co.		4,625	156,834
The Procter & Gamble Co.		14,640	2,034,814
The Simply Good Foods Co. (d)		720	15,876
Tootsie Roll Industries, Inc. (e)		27	834
TreeHouse Foods, Inc. (d)		385	15,604
Tyson Foods, Inc. - Class A		1,691	100,581
United Natural Foods, Inc. (d)		1,260	18,736
US Foods Holding Corp. (d)		1,425	31,664
USANA Health Sciences, Inc. (d)		118	8,691
Vector Group Ltd.		938	9,089
Walgreens Boots Alliance, Inc.		4,199	150,828
Walmart, Inc.		9,259	1,295,427
WD-40 Co. (e)		45	8,519
			12,873,382
Energy - 1.9%
Antero Midstream Corp.		3,310	17,775
Apache Corp.		2,303	21,809
Arch Resources, Inc.		163	6,924
Baker Hughes Co.		4,245	56,416
Bristow Group, Inc. (d)		100	2,125
Cabot Oil & Gas Corp.		1,465	25,432
ChampionX Corp. (d)		2,160	17,258
Cheniere Energy, Inc. (d)		1,625	75,189
Chevron Corp.		11,263	810,936
Cimarex Energy Co.		596	14,501
CNX Resources Corp. (d)		1,650	15,576
Concho Resources, Inc.		1,020	45,002
ConocoPhillips		6,522	214,183
CONSOL Energy, Inc. (d)		206	913
Continental Resources, Inc. (e)		830	10,192
Cross Timbers Royalty Trust		200	1,100
Delek US Holdings, Inc.		301	3,350
Devon Energy Corp.		2,986	28,248
Diamondback Energy, Inc.		850	25,602
Dril-Quip, Inc. (d)		145	3,590
EOG Resources, Inc.		3,158	113,499
EQT Corp.		1,339	17,313
Equitrans Midstream Corp.		1,071	9,061
Exterran Corp. (d)		206	857
Exxon Mobil Corp.		25,228	866,077
Geospace Technologies Corp. (d)		226	1,397
Green Plains, Inc. (d)		300	4,644
Halliburton Co.		5,931	71,469
Helmerich & Payne, Inc.		550	8,058
Hess Corp.		1,604	65,652
HollyFrontier Corp.		1,158	22,824
Kinder Morgan, Inc.		13,130	161,893
Marathon Oil Corp.		5,750	23,518
Marathon Petroleum Corp.		4,001	117,389
Matador Resources Co. (d)(e)		2,160	17,842
Murphy Oil Corp. (e)		1,025	9,143
National Oilwell Varco, Inc.		2,661	24,109
Noble Energy, Inc.		3,726	31,857
Occidental Petroleum Corp.		6,581	65,876
ONEOK, Inc.		2,985	77,550
Ovintiv, Inc.		2,080	16,973
Parsley Energy, Inc. - Class A		3,125	29,250
PBF Energy, Inc. - Class A		125	711
PDC Energy, Inc. (d)		560	6,941
Phillips 66		2,773	143,752
Pioneer Natural Resources Co.		901	77,477
Range Resources Corp.		2,820	18,668
Renewable Energy Group, Inc. (d)		114	6,090
Schlumberger NV		8,336	129,708
SFL Corp. Ltd.		575	4,307
Targa Resources Corp.		1,835	25,745
The Williams Companies, Inc.		6,580	129,297
Valero Energy Corp.		2,404	104,141
World Fuel Services Corp.		475	10,065
WPX Energy, Inc. (d)		2,490	12,201
			3,821,475
Financials - 10.0%
Affiliated Managers Group, Inc.		138	9,436
Aflac, Inc.		3,950	143,582
AGNC Investment Corp.		4,545	63,221
Alleghany Corp.		57	29,666
Ally Financial, Inc.		2,805	70,321
American Equity Investment Life Holding Co.		605	13,304
American Express Co.		4,113	412,328
American Financial Group, Inc.		446	29,873
American International Group, Inc.		5,680	156,370
American National Group, Inc.		181	12,223
Ameriprise Financial, Inc.		755	116,353
Ameris Bancorp		300	6,834
Annaly Capital Management, Inc.		10,209	72,688
Apollo Commercial Real Estate Finance, Inc.		2,470	22,255
Apollo Investment Corp. (e)		575	4,755
Arbor Realty Trust, Inc.		201	2,305
Arch Capital Group Ltd. (d)		1,857	54,317
Ares Capital Corp.		8,795	122,690
Argo Group International Holdings Ltd.		72	2,479
ARMOUR Residential REIT, Inc.		2,010	19,115
Arthur J Gallagher & Co.		1,225	129,336
Artisan Partners Asset Management, Inc. - Class A		300	11,697
Ashford, Inc. (d)		6	35
Associated Banc-Corp		900	11,358
Assurant, Inc.		337	40,881
Atlantic Union Bankshares Corp.		275	5,877
Axis Capital Holdings Ltd.		475	20,919
Axos Financial, Inc. (d)		372	8,671
BancorpSouth Bank		675	13,081
Bank of America Corp.		49,568	1,194,093
Bank of Hawaii Corp.		303	15,308
Bank OZK (e)		765	16,310
BankFinancial Corp.		700	5,054
BankUnited, Inc.		825	18,076
Banner Corp.		300	9,678
Barings BDC, Inc.		350	2,800
Berkshire Hathaway, Inc. - Class B (d)		13,356	2,844,027
Berkshire Hills Bancorp, Inc.		300	3,033
BlackRock, Inc.		902	508,322
Blackstone Mortgage Trust, Inc. - Class A		1,150	25,266
BOK Financial Corp.		296	15,247
Bridge Bancorp, Inc.		300	5,229
Brighthouse Financial, Inc. (d)		378	10,172
Broadmark Realty Capital, Inc. (e)		1,580	15,579
Brookline Bancorp, Inc.		500	4,323
Brown & Brown, Inc.		1,390	62,925
Camden National Corp.		150	4,534
Capital City Bank Group, Inc.		350	6,577
Capital One Financial Corp.		2,632	189,136
Capitol Federal Financial, Inc.		1,000	9,265
Cathay General Bancorp		463	10,038
Cboe Global Markets, Inc.		760	66,682
Central Pacific Financial Corp.		300	4,071
Chimera Investment Corp.		1,455	11,931
Cincinnati Financial Corp.		945	73,682
CIT Group, Inc.		710	12,574
Citigroup, Inc.		12,315	530,900
Citizens Financial Group, Inc.		2,555	64,590
CME Group, Inc.		1,858	310,862
CNA Financial Corp.		300	8,997
CNO Financial Group, Inc.		1,100	17,644
Cohen & Steers, Inc.		370	20,624
Columbia Banking System, Inc.		276	6,583
Columbia Financial, Inc. (d)		1,220	13,542
Comerica, Inc.		553	21,152
Commerce Bancshares, Inc.		795	44,751
Community Bank System, Inc.		200	10,892
Community Trust Bancorp, Inc.		110	3,109
Crawford & Co. - Class B		200	1,288
Credit Acceptance Corp. (d)(e)		112	37,928
Cullen/Frost Bankers, Inc.		332	21,231
CVB Financial Corp.		600	9,978
Discover Financial Services		1,735	100,248
Donnelley Financial Solutions, Inc. (d)		159	2,124
Dynex Capital, Inc. (e)		1,100	16,731
E*TRADE Financial Corp.		1,198	59,960
Eagle Bancorp, Inc.		300	8,037
East West Bancorp, Inc.		515	16,861
Eaton Vance Corp.		380	14,497
eHealth, Inc. (d)		175	13,825
Employers Holdings, Inc.		75	2,269
Enstar Group Ltd. (d)		120	19,380
Enterprise Financial Services Corp.		50	1,364
Equitable Holdings, Inc.		2,350	42,864
Erie Indemnity Co. - Class A		174	36,589
Evercore, Inc. - Class A		40	2,618
Everest Re Group Ltd.		146	28,841
EZCORP, Inc. - Class A (d)		1,000	5,030
FactSet Research Systems, Inc.		250	83,720
FBL Financial Group, Inc. - Class A		240	11,568
FedNat Holding Co.		200	1,264
Fidelity National Financial, Inc.		1,909	59,771
Fifth Third Bancorp		4,309	91,868
Financial Institutions, Inc.		200	3,080
First American Financial Corp.		527	26,830
First Bancorp		300	6,279
First BanCorp		1,366	7,131
First Busey Corp.		325	5,164
First Citizens BancShares, Inc. - Class A		50	15,939
First Commonwealth Financial Corp.		800	6,192
First Community Bankshares, Inc.		425	7,671
First Financial Bankshares, Inc.		600	16,746
First Financial Corp.		100	3,140
First Hawaiian, Inc.		300	4,341
First Horizon National Corp.		3,336	31,458
First Interstate BancSystem, Inc. - Class A		300	9,555
First Merchants Corp.		425	9,843
First Midwest Bancorp, Inc.		800	8,624
First Republic Bank		1,033	112,659
FirstCash, Inc.		221	12,643
FNB Corp.		2,460	16,679
Franklin Resources, Inc.		1,341	27,289
Fulton Financial Corp.		1,250	11,663
Glacier Bancorp, Inc.		550	17,628
Globe Life, Inc.		566	45,223
Golub Capital BDC, Inc.		7,405	98,042
Great Ajax Corp.		1,990	16,497
Green Dot Corp. - Class A (d)		250	12,653
Greenhill & Co., Inc.		300	3,405
Hancock Whitney Corp.		500	9,405
Hanmi Financial Corp.		369	3,029
Hannon Armstrong Sustainable Infrastructure Capital, Inc.		680	28,744
Heartland Financial USA, Inc.		300	8,999
Hercules Capital, Inc. (e)		775	8,967
Heritage Commerce Corp.		50	333
Hilltop Holdings, Inc.		550	11,319
Home BancShares, Inc.		950	14,402
HomeStreet, Inc.		300	7,728
Hope Bancorp, Inc.		1,092	8,283
Horace Mann Educators Corp.		375	12,525
Houlihan Lokey, Inc.		320	18,896
Huntington Bancshares, Inc.		7,172	65,767
Independent Bank Corp.		300	15,714
Independent Bank Group, Inc.		90	3,976
Interactive Brokers Group, Inc. - Class A		500	24,165
Intercontinental Exchange, Inc.		3,580	358,179
International Bancshares Corp.		400	10,424
Invesco Ltd.		1,845	21,051
Investors Bancorp, Inc.		1,325	9,620
Jefferies Financial Group, Inc.		1,352	24,336
JPMorgan Chase & Co.		18,272	1,759,045
Kearny Financial Corp.		828	5,970
Kemper Corp.		300	20,049
KeyCorp		6,236	74,395
Kinsale Capital Group, Inc.		190	36,134
KKR Real Estate Finance Trust, Inc.		980	16,199
Lakeland Financial Corp.		300	12,360
LendingTree, Inc. (d)(e)		30	9,207
Lincoln National Corp.		1,430	44,802
Live Oak Bancshares, Inc.		790	20,011
Loews Corp.		1,525	52,994
LPL Financial Holdings, Inc.		410	31,435
M&T Bank Corp.		727	66,949
Main Street Capital Corp. (e)		475	14,046
Markel Corp. (d)(e)		88	85,686
MarketAxess Holdings, Inc.		250	120,398
Marsh & McLennan Companies, Inc.		2,899	332,515
MBIA, Inc. (d)		925	5,606
Mercury General Corp.		300	12,411
Meta Financial Group, Inc.		300	5,766
MetLife, Inc. (e)		5,316	197,596
MGIC Investment Corp.		1,500	13,290
Moody's Corp.		1,068	309,560
Morgan Stanley		7,260	351,021
Morningstar, Inc.		207	33,246
MSCI, Inc.		499	178,033
Nasdaq, Inc.		725	88,965
National General Holdings Corp.		525	17,719
Navient Corp.		2,050	17,323
NBT Bancorp, Inc.		200	5,364
Nelnet, Inc. - Class A		25	1,506
New Residential Investment Corp.		2,630	20,909
New Mountain Finance Corp.		650	6,214
New York Community Bancorp, Inc.		3,062	25,323
NMI Holdings, Inc. - Class A (d)		620	11,036
Northern Trust Corp.		1,338	104,324
Northwest Bancshares, Inc.		875	8,050
OceanFirst Financial Corp.		100	1,369
OFG Bancorp		432	5,383
Old National Bancorp		950	11,932
Old Republic International Corp.		1,661	24,483
Old Second Bancorp, Inc.		400	2,998
OneMain Holdings, Inc.		300	9,375
Orchid Island Capital, Inc.		3,770	18,888
Pacific Premier Bancorp, Inc.		300	6,042
PacWest Bancorp		817	13,954
Palomar Holdings, Inc. (d)		210	21,890
Park National Corp.		87	7,131
PennyMac Financial Services, Inc.		470	27,316
PennyMac Mortgage Investment Trust		450	7,232
People's United Financial, Inc.		2,517	25,950
Pinnacle Financial Partners, Inc.		559	19,895
Popular, Inc.		282	10,228
PRA Group, Inc. (d)		300	11,985
Preferred Bank		200	6,424
Premier Financial Corp.		117	1,822
Primerica, Inc.		130	14,708
Principal Financial Group, Inc.		1,520	61,210
ProAssurance Corp.		230	3,597
Prospect Capital Corp. (e)		2,650	13,330
Prosperity Bancshares, Inc.		698	36,177
Provident Financial Services, Inc.		600	7,320
Prudential Financial, Inc.		2,491	158,228
Radian Group, Inc.		135	1,972
Raymond James Financial, Inc.		925	67,303
Regions Financial Corp.		6,391	73,688
Reinsurance Group of America, Inc.		454	43,216
RenaissanceRe Holdings Ltd.		290	49,225
Renasant Corp.		400	9,088
Republic Bancorp, Inc. - Class A		315	8,870
RLI Corp.		195	16,327
S&P Global, Inc.		1,442	519,985
S&T Bancorp, Inc.		350	6,192
Sandy Spring Bancorp, Inc.		300	6,924
Seacoast Banking Corp. of Florida (d)		150	2,705
SEI Investments Co.		975	49,452
Selective Insurance Group, Inc.		300	15,447
ServisFirst Bancshares, Inc.		400	13,612
Signature Bank		387	32,117
Simmons First National Corp. - Class A		438	6,944
Sixth Street Specialty Lending, Inc.		1,110	19,103
SLM Corp.		2,500	20,225
Solar Capital Ltd.		500	7,925
South State Corp.		290	13,964
Southside Bancshares, Inc.		340	8,306
Starwood Property Trust, Inc.		1,825	27,539
State Auto Financial Corp.		360	4,954
State Street Corp.		1,866	110,710
Sterling Bancorp		405	4,261
Stewart Information Services Corp.		300	13,119
Stifel Financial Corp.		340	17,190
Stock Yards Bancorp, Inc.		300	10,212
StoneX Group, Inc. (d)		150	7,674
SVB Financial Group (d)		287	69,058
Synchrony Financial (e)		2,665	69,743
Synovus Financial Corp.		847	17,931
T Rowe Price Group, Inc.		1,520	194,894
TCF Financial Corp.		995	23,243
TD Ameritrade Holding Corp.		1,653	64,715
Texas Capital Bancshares, Inc. (d)		384	11,954
TFS Financial Corp.		525	7,712
The Allstate Corp.		1,825	171,805
The Bancorp, Inc. (d)		50	432
The Bank of New York Mellon Corp.		5,503	188,973
The Charles Schwab Corp. (e)		8,189	296,687
The Goldman Sachs Group, Inc.		2,085	419,022
The Hanover Insurance Group, Inc.		300	27,954
The Hartford Financial Services Group, Inc.		2,175	80,171
The PNC Financial Services Group, Inc.		2,664	292,800
The Progressive Corp.		3,785	358,326
The Travelers Companies, Inc.		1,672	180,894
Tompkins Financial Corp.		105	5,965
Towne Bank		553	9,069
TPG RE Finance Trust, Inc.		990	8,375
Tradeweb Markets, Inc. - Class A		390	22,620
TriCo Bancshares		109	2,669
Truist Financial Corp. (e)		8,423	320,495
Trupanion, Inc. (d)		270	21,303
TrustCo Bank Corp. NY		1,208	6,306
Trustmark Corp.		425	9,099
UMB Financial Corp.		243	11,909
Umpqua Holdings Corp.		1,500	15,930
United Bankshares, Inc.		553	11,873
United Community Banks, Inc.		474	8,025
United Fire Group, Inc.		300	6,096
United Security Bancshares		406	2,481
Unum Group		1,407	23,680
US Bancorp		8,654	310,246
Valley National Bancorp		2,390	16,372
Virtus Investment Partners, Inc.		48	6,655
Voya Financial, Inc.		855	40,980
W R Berkley Corp.		730	44,640
Waddell & Reed Financial, Inc. - Class A		525	7,796
Walker & Dunlop, Inc.		280	14,840
Washington Federal, Inc.		433	9,032
Washington Trust Bancorp, Inc.		100	3,066
Webster Financial Corp.		675	17,827
Wells Fargo & Co.		24,677	580,156
WesBanco, Inc.		350	7,476
Westamerica BanCorp		83	4,511
Western Alliance Bancorp		210	6,640
Western New England Bancorp, Inc.		200	1,126
White Mountains Insurance Group Ltd.		20	15,580
Wintrust Financial Corp.		425	17,021
World Acceptance Corp. (d)		100	10,555
WSFS Financial Corp.		465	12,541
Zions Bancorp NA		940	27,467
			19,644,947
Health Care - 13.9%
Abbott Laboratories		10,865	1,182,438
AbbVie, Inc.		10,805	946,410
ABIOMED, Inc. (d)		250	69,265
Acadia Healthcare Co., Inc. (d)		395	11,645
ACADIA Pharmaceuticals, Inc. (d)		1,115	45,994
Acceleron Pharma, Inc. (d)		360	40,511
Adaptive Biotechnologies Corp. (d)		350	17,020
Addus HomeCare Corp. (d)		70	6,616
Adverum Biotechnologies, Inc. (d)		710	7,313
Aerie Pharmaceuticals, Inc. (d)		350	4,119
Agilent Technologies, Inc.		1,936	195,420
Agios Pharmaceuticals, Inc. (d)		300	10,500
Aimmune Therapeutics, Inc. (d)		20	689
Alector, Inc. (d)		560	5,900
Alexion Pharmaceuticals, Inc. (d)		1,349	154,366
Align Technology, Inc. (d)		454	148,621
Alkermes PLC (d)		1,000	16,570
Allogene Therapeutics, Inc. (d)		500	18,855
Alnylam Pharmaceuticals, Inc. (d)		553	80,517
Altimmune, Inc. (d)		2,140	28,248
AMAG Pharmaceuticals, Inc. (d)		100	940
Amedisys, Inc. (d)		201	47,522
AmerisourceBergen Corp.		964	93,431
Amgen, Inc.		3,370	856,519
Amicus Therapeutics, Inc. (d)		1,225	17,297
AMN Healthcare Services, Inc. (d)		250	14,615
Amneal Pharmaceuticals, Inc. (d)		650	2,522
Anika Therapeutics, Inc. (d)		100	3,539
Anthem, Inc.		1,600	429,744
Apellis Pharmaceuticals, Inc. (d)		430	12,973
Arena Pharmaceuticals, Inc. (d)		440	32,908
Arrowhead Pharmaceuticals, Inc. (d)		720	31,003
Arvinas, Inc. (d)		370	8,736
Atara Biotherapeutics, Inc. (d)		1,350	17,496
AtriCure, Inc. (d)		400	15,960
Avanos Medical, Inc. (d)		297	9,866
Avantor, Inc. (d)		2,020	45,430
Avrobio, Inc. (d)		430	5,599
Axogen, Inc. (d)		500	5,815
Axsome Therapeutics, Inc. (d)		220	15,675
Baxter International, Inc.		3,013	242,305
Becton Dickinson and Co.		1,754	408,121
Biogen, Inc. (d)		863	244,816
BioMarin Pharmaceutical, Inc. (d)		978	74,406
Bio-Rad Laboratories, Inc. - Class A (d)		139	71,649
Bio-Techne Corp.		232	57,473
BioTelemetry, Inc. (d)		390	17,776
Bluebird Bio, Inc. (d)		448	24,170
Blueprint Medicines Corp. (d)		320	29,664
Boston Scientific Corp. (d)		8,454	323,027
Bridgebio Pharma, Inc. (d)(e)		590	22,137
Bristol-Myers Squibb Co.		14,181	854,972
Bruker Corp.		305	12,124
Cantel Medical Corp.		180	7,909
Cardinal Health, Inc.		1,718	80,660
Cardiovascular Systems, Inc. (d)		325	12,789
CareDx, Inc. (d)		240	9,106
Catalent, Inc. (d)		900	77,094
Celldex Therapeutics, Inc. (d)		2,980	44,193
Centene Corp. (d)		3,028	176,623
Cerner Corp.		1,940	140,243
Change Healthcare, Inc. (d)		1,570	22,781
Charles River Laboratories International, Inc. (d)		346	78,352
Chemed Corp.		96	46,114
ChemoCentryx, Inc. (d)		430	23,564
Cigna Corp.		2,127	360,335
Clovis Oncology, Inc. (d)(e)		300	1,749
Codexis, Inc. (d)		1,077	12,644
Coherus Biosciences, Inc. (d)		590	10,821
Computer Programs and Systems, Inc.		100	2,761
CONMED Corp.		300	23,601
Corcept Therapeutics, Inc. (d)		430	7,484
Covetrus, Inc. (d)		356	8,686
CryoPort, Inc. (d)		420	19,908
CVS Health Corp.		7,858	458,907
Cytokinetics, Inc. (d)		760	16,454
Danaher Corp.		3,839	826,652
DaVita, Inc. (d)		523	44,795
Deciphera Pharmaceuticals, Inc. (d)		330	16,929
Denali Therapeutics, Inc. (d)		470	16,840
DENTSPLY SIRONA, Inc.		1,122	49,065
DexCom, Inc. (d)		518	213,535
Dicerna Pharmaceuticals, Inc. (d)		970	17,450
Editas Medicine, Inc. (d)(e)		650	18,239
Edwards Lifesciences Corp. (d)		3,849	307,227
Elanco Animal Health, Inc. (d)		2,190	61,167
Eli Lilly and Co.		5,422	802,564
Emergent BioSolutions, Inc. (d)		293	30,276
Encompass Health Corp.		650	42,237
Envista Holdings Corp. (d)		1,110	27,395
Epizyme, Inc. (d)		830	9,902
Esperion Therapeutics, Inc. (d)(e)		330	12,266
Evolent Health, Inc. - Class A (d)		740	9,183
Exact Sciences Corp. (d)		865	88,187
Exelixis, Inc. (d)		1,985	48,533
Fate Therapeutics, Inc. (d)		360	14,389
FibroGen, Inc. (d)		750	30,840
GenMark Diagnostics, Inc. (d)		1,040	14,768
Gilead Sciences, Inc.		6,857	433,294
Glaukos Corp. (d)		280	13,866
Global Blood Therapeutics, Inc. (d)		370	20,402
Globus Medical, Inc. - Class A (d)		340	16,837
Guardant Health, Inc. (d)		570	63,715
Haemonetics Corp. (d)		250	21,812
Halozyme Therapeutics, Inc. (d)		830	21,812
Hanger, Inc. (d)		350	5,537
HCA Healthcare, Inc. (e)		1,543	192,381
HealthEquity, Inc. (d)		430	22,089
Health Catalyst, Inc. (d)		560	20,496
Henry Schein, Inc. (d)		890	52,314
Heron Therapeutics, Inc. (d)		1,230	18,229
Hill-Rom Holdings, Inc.		330	27,558
HMS Holdings Corp. (d)		525	12,574
Hologic, Inc. (d)		1,317	87,541
Homology Medicines, Inc. (d)		340	3,638
Horizon Therapeutics PLC (d)		1,365	106,033
Humana, Inc.		738	305,451
ICU Medical, Inc. (d)		100	18,276
IDEXX Laboratories, Inc. (d)		519	204,024
Illumina, Inc. (d)		822	254,064
Immunomedics, Inc. (d)		1,370	116,491
Immunovant, Inc. (d)		530	18,651
Incyte Corp. (d)		1,353	121,418
Innoviva, Inc. (d)		1,000	10,450
Insmed, Inc. (d)		760	24,426
Inspire Medical Systems, Inc. (d)		110	14,195
Insulet Corp. (d)		285	67,428
Integer Holdings Corp. (d)		300	17,703
Integra LifeSciences Holdings Corp. (d)		378	17,849
Intellia Therapeutics, Inc. (d)(e)		840	16,699
Intercept Pharmaceuticals, Inc. (d)		137	5,680
IntriCon Corp. (d)		370	4,507
Intuitive Surgical, Inc. (d)		625	443,462
Invitae Corp. (d)(e)		750	32,513
Ionis Pharmaceuticals, Inc. (d)		700	33,215
IQVIA Holdings, Inc. (d)		1,191	187,737
iRhythm Technologies, Inc. (d)(e)		130	30,954
Ironwood Pharmaceuticals, Inc. (d)		1,000	8,995
Johnson & Johnson		15,705	2,338,160
Kodiak Sciences, Inc. (d)		300	17,763
Kura Oncology, Inc. (d)		650	19,916
Laboratory Corp. of America Holdings (d)		670	126,141
Lannett Co., Inc. (d)		300	1,833
LHC Group, Inc. (d)		260	55,266
Ligand Pharmaceuticals, Inc. (d)(e)		164	15,632
Livongo Health, Inc. (d)		320	44,816
Madrigal Pharmaceuticals, Inc. (d)(e)		60	7,124
Magellan Health, Inc. (d)		100	7,578
Masimo Corp. (d)		300	70,818
McKesson Corp.		998	148,632
MEDNAX, Inc. (d)		600	9,768
Medpace Holdings, Inc. (d)		240	26,820
Merck & Co., Inc.		15,455	1,281,992
Meridian Bioscience, Inc. (d)		375	6,368
Merit Medical Systems, Inc. (d)		130	5,655
Mettler-Toledo International, Inc. (d)		120	115,890
Moderna, Inc. (d)(e)		1,980	140,085
Molina Healthcare, Inc. (d)		300	54,912
Momenta Pharmaceuticals, Inc. (d)		680	35,686
MTBC, Inc. (d)		3,710	32,908
MyoKardia, Inc. (d)		240	32,719
Myriad Genetics, Inc. (d)		450	5,868
Natera, Inc. (d)		550	39,732
Natus Medical, Inc. (d)		75	1,285
Nektar Therapeutics (d)		650	10,784
Neogen Corp. (d)		146	11,425
NeoGenomics, Inc. (d)		690	25,454
Neurocrine Biosciences, Inc. (d)		690	66,350
Nevro Corp. (d)		162	22,567
NextGen Healthcare, Inc. (d)		305	3,886
NuVasive, Inc. (d)		290	14,085
Omnicell, Inc. (d)		375	27,998
Pacific Biosciences of California, Inc. (d)		2,170	21,418
Pacira BioSciences, Inc. (d)		75	4,509
Patterson Companies, Inc.		575	13,860
Penumbra, Inc. (d)		196	38,098
PerkinElmer, Inc.		522	65,516
Pfizer, Inc.		34,282	1,258,149
PPD, Inc. (d)		940	34,771
PRA Health Sciences, Inc. (d)		300	30,432
Premier, Inc. - Class A		350	11,491
Prestige Consumer Healthcare, Inc. (d)		350	12,747
Pro-Dex, Inc. (d)		10	286
PTC Therapeutics, Inc. (d)		470	21,973
Puma Biotechnology, Inc. (d)		254	2,563
Quest Diagnostics, Inc.		837	95,828
Quidel Corp. (d)		180	39,488
R1 RCM, Inc. (d)		640	10,976
Reata Pharmaceuticals, Inc. - Class A (d)		130	12,665
Regeneron Pharmaceuticals, Inc. (d)		419	234,548
REGENXBIO, Inc. (d)		410	11,283
Repligen Corp. (d)		300	44,262
ResMed, Inc.		820	140,573
Revance Therapeutics, Inc. (d)		710	17,849
REVOLUTION Medicines, Inc. (d)		530	18,444
Royalty Pharma Plc - Class A		460	19,352
Sage Therapeutics, Inc. (d)		300	18,336
Sangamo Therapeutics, Inc. (d)		730	6,899
Sarepta Therapeutics, Inc. (d)		380	53,363
Schrodinger, Inc. (d)		220	10,452
Seattle Genetics, Inc. (d)		957	187,275
Select Medical Holdings Corp. (d)		445	9,265
Shockwave Medical, Inc. (d)		270	20,466
Silk Road Medical, Inc. (d)		280	18,819
Simulations Plus, Inc.		150	11,304
STAAR Surgical Co. (d)		460	26,018
Stryker Corp.		2,106	438,827
Supernus Pharmaceuticals, Inc. (d)		770	16,047
Syneos Health, Inc. (d)		300	15,948
Tabula Rasa HealthCare, Inc. (d)(e)		300	12,231
Tandem Diabetes Care, Inc. (d)		410	46,535
Teladoc Health, Inc. (d)(e)		420	92,081
Teleflex, Inc.		260	88,509
Tenet Healthcare Corp. (d)		631	15,466
The Cooper Companies, Inc.		300	101,136
The Ensign Group, Inc.		300	17,118
The Pennant Group, Inc. (d)		150	5,784
The Providence Service Corp. (d)		200	18,582
Thermo Fisher Scientific, Inc.		2,371	1,046,844
Tivity Health, Inc. (d)		64	897
Tricida, Inc. (d)		540	4,892
Turning Point Therapeutics, Inc. (d)		310	27,082
Twist Bioscience Corp. (d)		400	30,388
Ultragenyx Pharmaceutical, Inc. (d)		207	17,013
United Therapeutics Corp. (d)		288	29,088
UnitedHealth Group, Inc.		5,716	1,782,077
Universal Health Services, Inc. - Class B		482	51,584
Varex Imaging Corp. (d)		282	3,587
Varian Medical Systems, Inc. (d)		497	85,484
Veeva Systems, Inc. - Class A (d)		645	181,368
Vericel Corp. (d)		230	4,262
Vertex Pharmaceuticals, Inc. (d)		1,369	372,532
Vir Biotechnology, Inc. (d)		580	19,911
Waters Corp. (d)		384	75,141
West Pharmaceutical Services, Inc.		415	114,084
Xencor, Inc. (d)		550	21,335
Y-mAbs Therapeutics, Inc. (d)		370	14,204
Zimmer Biomet Holdings, Inc.		1,322	179,977
Zoetis, Inc.		2,935	485,361
Zogenix, Inc. (d)		410	7,351
			27,252,700
Industrials - 8.8%
3M Co.		3,646	584,016
A O Smith Corp.		680	35,904
AAON, Inc.		165	9,941
AAR Corp.		300	5,640
ABM Industries, Inc.		500	18,330
ACCO Brands Corp.		825	4,785
Acme United Corp.		300	6,908
Acuity Brands, Inc.		85	8,700
Advanced Drainage Systems, Inc.		490	30,596
AECOM (d)		497	20,794
Aerojet Rocketdyne Holdings, Inc. (d)		400	15,956
AeroVironment, Inc. (d)		300	18,003
AGCO Corp.		400	29,708
Air Lease Corp.		600	17,652
Alaska Air Group, Inc.		854	31,282
Albany International Corp. - Class A		100	4,951
Allegiant Travel Co.		73	8,745
Allison Transmission Holdings, Inc.		625	21,962
Altra Industrial Motion Corp.		300	11,091
AMERCO		70	24,919
American Airlines Group, Inc. (e)		2,303	28,304
American Woodmark Corp. (d)		130	10,210
AMETEK, Inc.		1,337	132,898
Applied Industrial Technologies, Inc.		375	20,662
ArcBest Corp.		300	9,318
Arcosa, Inc.		290	12,786
Armstrong World Industries, Inc.		200	13,762
ASGN, Inc. (d)		250	15,890
Astec Industries, Inc.		200	10,850
Astronics Corp. (d)		300	2,316
Atkore International Group, Inc. (d)		510	11,592
Atlas Air Worldwide Holdings, Inc. (d)		300	18,270
Avis Budget Group, Inc. (d)		382	10,054
Axon Enterprise, Inc. (d)		325	29,477
AZZ, Inc.		225	7,677
Beacon Roofing Supply, Inc. (d)		500	15,535
BMC Stock Holdings, Inc. (d)		475	20,344
Brady Corp. - Class A		145	5,803
BrightView Holdings, Inc. (d)		830	9,462
Builders FirstSource, Inc. (d)		830	27,075
BWX Technologies, Inc.		292	16,443
Carlisle Companies, Inc.		293	35,854
Carrier Global Corp.		5,488	167,604
Casella Waste Systems, Inc. - Class A (d)		100	5,585
Caterpillar, Inc.		3,181	474,446
CBIZ, Inc. (d)		300	6,861
CH Robinson Worldwide, Inc.		740	75,621
Chart Industries, Inc. (d)		300	21,081
Cintas Corp.		521	173,404
CIRCOR International, Inc. (d)		184	5,032
Clean Harbors, Inc. (d)		400	22,412
Colfax Corp. (d)		585	18,346
Columbus McKinnon Corp.		350	11,585
Comfort Systems USA, Inc.		110	5,666
Copart, Inc. (d)		1,400	147,224
CoreLogic, Inc.		547	37,015
CoStar Group, Inc. (d)		215	182,430
Covanta Holding Corp.		850	6,587
Covenant Transportation Group, Inc. - Class A (d)		100	1,749
Crane Co.		325	16,292
CSX Corp.		4,195	325,826
Cubic Corp.		200	11,634
Cummins, Inc.		877	185,187
Curtiss-Wright Corp.		300	27,978
Deere & Co. (e)		1,851	410,237
Delta Air Lines, Inc.		3,900	119,262
Deluxe Corp.		200	5,146
Donaldson Co., Inc.		545	25,299
Dover Corp.		761	82,447
DXP Enterprises, Inc. (d)		100	1,613
Dycom Industries, Inc. (d)		11	581
Eaton Corp. PLC		2,161	220,487
EMCOR Group, Inc.		230	15,573
Emerson Electric Co. (e)		3,638	238,544
Encore Wire Corp.		200	9,284
Energy Recovery, Inc. (d)		500	4,100
Enerpac Tool Group Corp.		290	5,455
EnerSys		375	25,170
Ennis, Inc.		50	872
Equifax, Inc. (e)		645	101,200
ESCO Technologies, Inc.		200	16,112
Evoqua Water Technologies Corp. (d)		900	19,098
Expeditors International of Washington, Inc.		1,020	92,330
Exponent, Inc.		310	22,329
Fastenal Co.		3,150	142,033
Federal Signal Corp.		475	13,894
FedEx Corp.		1,507	379,041
Flowserve Corp.		815	22,241
Fluor Corp.		1,086	9,568
Forrester Research, Inc. (d)		255	8,361
Fortive Corp.		1,525	116,220
Fortune Brands Home & Security, Inc.		640	55,373
Franklin Electric Co., Inc.		275	16,178
FTI Consulting, Inc. (d)		80	8,478
GATX Corp.		45	2,869
General Dynamics Corp.		1,510	209,029
General Electric Co.		52,856	329,293
Gibraltar Industries, Inc. (d)		300	19,542
Graco, Inc.		726	44,540
Granite Construction, Inc.		562	9,897
Great Lakes Dredge & Dock Corp. (d)		1,500	14,265
Griffon Corp.		260	5,080
H&E Equipment Services, Inc.		325	6,389
Hawaiian Holdings, Inc.		325	4,189
HD Supply Holdings, Inc. (d)		620	25,569
Healthcare Services Group, Inc.		375	8,074
HEICO Corp. - Class A		472	41,848
Herc Holdings, Inc. (d)		143	5,664
Heritage-Crystal Clean, Inc. (d)		370	4,939
Herman Miller, Inc.		300	9,048
Hexcel Corp.		320	10,736
Hillenbrand, Inc.		325	9,217
HNI Corp.		100	3,138
Honeywell International, Inc.		4,162	685,107
Howmet Aerospace, Inc.		3,140	52,501
Hub Group, Inc. - Class A (d)		50	2,510
Hubbell, Inc.		318	43,515
Huntington Ingalls Industries, Inc.		249	35,047
Huron Consulting Group, Inc. (d)		200	7,866
Hyster-Yale Materials Handling, Inc.		118	4,384
IAA, Inc. (d)		975	50,768
IDEX Corp.		437	79,713
IES Holdings, Inc. (d)		500	15,885
Illinois Tool Works, Inc.		1,694	327,298
Ingersoll Rand, Inc. (d)		1,810	64,436
Insperity, Inc.		292	19,123
Insteel Industries, Inc.		300	5,610
Interface, Inc.		500	3,060
ITT, Inc.		280	16,534
Jacobs Engineering Group, Inc.		850	78,854
JB Hunt Transport Services, Inc.		560	70,773
JetBlue Airways Corp. (d)		1,750	19,827
John Bean Technologies Corp.		151	13,875
Johnson Controls International PLC		5,340	218,139
Kaman Corp.		300	11,691
Kansas City Southern		519	93,851
KAR Auction Services, Inc.		975	14,040
Kennametal, Inc.		475	13,747
Kforce, Inc.		150	4,826
Kimball International, Inc. - Class B		700	7,378
Kirby Corp. (d)		300	10,851
Knight-Swift Transportation Holdings, Inc.		638	25,967
Knoll, Inc.		500	6,030
Korn Ferry		225	6,525
Kratos Defense & Security Solutions, Inc. (d)		1,020	19,666
L3Harris Technologies, Inc.		1,357	230,473
Landstar System, Inc.		140	17,569
Lennox International, Inc.		167	45,526
Lincoln Electric Holdings, Inc.		332	30,557
Lockheed Martin Corp.		1,784	683,772
Lyft, Inc. - Class A (d)		300	8,265
ManpowerGroup, Inc.		383	28,085
Marten Transport Ltd.		375	6,120
Masco Corp.		1,590	87,657
MasTec, Inc. (d)		500	21,100
Matson, Inc.		175	7,016
Matthews International Corp. - Class A		100	2,236
Maxar Technologies, Inc.		690	17,209
McGrath RentCorp		300	17,877
Mercury Systems, Inc. (d)		400	30,984
Meritor, Inc. (d)		550	11,517
Moog, Inc. - Class A		300	19,059
MSA Safety, Inc.		228	30,591
MSC Industrial Direct Co., Inc. - Class A		245	15,504
Mueller Industries, Inc.		300	8,118
Mueller Water Products, Inc. - Class A		1,600	16,624
Navistar International Corp. (d)		625	27,213
Nordson Corp.		318	60,999
Norfolk Southern Corp.		1,524	326,121
Northrop Grumman Corp.		1,017	320,853
NOW, Inc. (d)		649	2,946
nVent Electric PLC		275	4,865
Old Dominion Freight Line, Inc.		620	112,170
Oshkosh Corp.		350	25,725
Otis Worldwide Corp.		2,744	171,280
Owens Corning		800	55,048
PACCAR, Inc.		2,155	183,778
Parker-Hannifin Corp.		747	151,148
Parsons Corp. (d)		720	24,149
Patrick Industries, Inc.		360	20,707
Perma-Pipe International Holdings, Inc. (d)		300	1,695
Plug Power, Inc. (d)(e)		2,550	34,195
Primoris Services Corp.		1,455	26,248
Quanta Services, Inc.		1,050	55,503
Raven Industries, Inc.		175	3,766
Raytheon Technologies Corp.		9,473	545,076
RBC Bearings, Inc. (d)		145	17,575
Red Violet, Inc. (d)		420	7,753
Regal Beloit Corp.		100	9,387
Republic Services, Inc.		1,233	115,101
Resideo Technologies, Inc. (d)		758	8,338
Resources Connection, Inc.		200	2,310
Rexnord Corp.		315	9,400
Robert Half International, Inc.		610	32,293
Rockwell Automation, Inc.		730	161,096
Rollins, Inc.		920	49,855
Roper Technologies, Inc.		584	230,744
Rush Enterprises, Inc. - Class A		75	3,791
Ryder System, Inc.		405	17,107
Saia, Inc. (d)		215	27,120
Simpson Manufacturing Co., Inc.		100	9,716
SiteOne Landscape Supply, Inc. (d)		230	28,049
SkyWest, Inc.		375	11,198
Snap-on, Inc.		362	53,261
Southwest Airlines Co.		3,384	126,900
Spirit AeroSystems Holdings, Inc. - Class A		700	13,237
SPX Corp. (d)		312	14,471
SPX FLOW, Inc. (d)		312	13,360
Standex International Corp.		50	2,960
Stanley Black & Decker, Inc.		1,000	162,200
Steelcase, Inc. - Class A		875	8,846
Stericycle, Inc. (d)		575	36,260
Sunrun, Inc. (d)		730	56,261
Systemax, Inc.		600	14,364
Team, Inc. (d)		1,114	6,127
Teledyne Technologies, Inc. (d)		211	65,454
Terex Corp.		765	14,810
Tetra Tech, Inc.		418	39,919
Textainer Group Holdings Ltd. (d)		700	9,912
Textron, Inc.		1,375	49,624
The Boeing Co.		3,498	578,079
The Brink's Co.		150	6,163
The Gorman-Rupp Co.		182	5,362
The Greenbrier Companies, Inc.		200	5,880
The Manitowoc Co., Inc. (d)		268	2,254
The Middleby Corp. (d)		408	36,602
The Shyft Group, Inc.		75	1,416
The Timken Co.		375	20,333
The Toro Co.		398	33,412
TransDigm Group, Inc.		298	141,586
TransUnion		1,080	90,860
Trex Co., Inc. (d)		600	42,960
TriNet Group, Inc. (d)		200	11,864
Trinity Industries, Inc.		1,050	20,475
Triumph Group, Inc.		196	1,276
TrueBlue, Inc. (d)		300	4,647
Tutor Perini Corp. (d)		200	2,226
Twin Disc, Inc. (d)		400	2,024
Uber Technologies, Inc. (d)		9,770	356,410
UFP Industries, Inc.		399	22,547
Ultralife Corp. (d)		200	1,180
UniFirst Corp.		86	16,286
Union Pacific Corp.		4,057	798,702
United Airlines Holdings, Inc. (d)		1,601	55,635
United Parcel Service, Inc. - Class B		4,160	693,181
United Rentals, Inc. (d)		452	78,874
Univar Solutions, Inc. (d)		575	9,706
Upwork, Inc. (d)		1,040	18,138
US Ecology, Inc.		200	6,534
Valmont Industries, Inc.		159	19,745
Vectrus, Inc. (d)		122	4,636
Verisk Analytics, Inc.		1,014	187,904
Veritiv Corp. (d)		97	1,228
Viad Corp.		100	2,083
Wabash National Corp.		50	598
Waste Management, Inc.		2,675	302,730
Watsco, Inc.		114	26,549
Watts Water Technologies, Inc. - Class A		120	12,018
Welbilt, Inc. (d)		1,075	6,622
Werner Enterprises, Inc.		250	10,498
WESCO International, Inc. (d)		340	14,967
Westinghouse Air Brake Technologies Corp.		1,159	71,719
Willdan Group, Inc. (d)		340	8,673
WillScot Mobile Mini Holdings Corp. (d)		976	16,280
Woodward, Inc.		250	20,040
WW Grainger, Inc.		323	115,237
XPO Logistics, Inc. (d)		575	48,680
Xylem, Inc.		990	83,279
			17,219,520
Information Technology - 26.7%
2U, Inc. (d)		325	11,005
3D Systems Corp. (d)(e)		848	4,164
8x8, Inc. (d)		170	2,643
ACI Worldwide, Inc. (d)		560	14,633
Adobe, Inc. (d)		2,721	1,334,460
Advanced Energy Industries, Inc. (d)		300	18,882
Advanced Micro Devices, Inc. (d)		7,075	580,079
Agilysys, Inc. (d)		500	12,080
Akamai Technologies, Inc. (d)		894	98,823
Alarm.com Holdings, Inc. (d)		400	22,100
Alliance Data Systems Corp.		408	17,128
Alteryx, Inc. - Class A (d)(e)		180	20,439
Ambarella, Inc. (d)		300	15,654
Amkor Technology, Inc. (d)		1,050	11,760
Amphenol Corp. - Class A		1,610	174,315
Amtech Systems, Inc. (d)		472	2,308
Analog Devices, Inc.		2,099	245,037
Anaplan, Inc. (d)		720	45,058
ANSYS, Inc. (d)		520	170,160
Appfolio, Inc. - Class A (d)		110	15,599
Apple, Inc.		104,982	12,157,965
Applied Materials, Inc.		5,198	309,021
Arista Networks, Inc. (d)		420	86,911
Arrow Electronics, Inc. (d)		400	31,464
Aspen Technology, Inc. (d)		325	41,142
Autodesk, Inc. (d)		1,285	296,848
Automatic Data Processing, Inc.		2,574	359,047
Avalara, Inc. (d)		480	61,123
Avnet, Inc.		900	23,256
Badger Meter, Inc.		10	654
Belden, Inc.		100	3,112
Benchmark Electronics, Inc.		325	6,549
Bill.com Holdings, Inc. (d)		340	34,105
Black Knight, Inc. (d)		585	50,924
Blackbaud, Inc.		200	11,166
Blackline, Inc. (d)		400	35,852
Booz Allen Hamilton Holding Corp.		760	63,065
Bottomline Technologies DE, Inc. (d)		375	15,810
Box, Inc. - Class A (d)		1,190	20,658
Broadcom, Inc.		1,880	684,922
Broadridge Financial Solutions, Inc.		775	102,300
Brooks Automation, Inc.		166	7,679
Cabot Microelectronics Corp.		100	14,281
CACI International, Inc. - Class A (d)		179	38,156
Cadence Design Systems, Inc. (d)		1,672	178,285
CalAmp Corp. (d)		400	2,876
Calix, Inc. (d)		175	3,111
Cardtronics PLC - Class A (d)		175	3,465
CDK Global, Inc.		520	22,667
CDW Corp.		845	101,003
Cerence, Inc. (d)		271	13,244
Ceridian HCM Holding, Inc. (d)		610	50,416
Ciena Corp. (d)		997	39,571
Cirrus Logic, Inc. (d)		400	26,980
Cisco Systems, Inc.		26,008	1,024,455
Citrix Systems, Inc.		818	112,647
Cloudera, Inc. (d)		1,670	18,186
Cloudflare, Inc. - Class A (d)		480	19,709
Cognex Corp.		820	53,382
Cognizant Technology Solutions Corp. - Class A		3,118	216,452
Coherent, Inc. (d)		200	22,186
CommScope Holding Co., Inc. (d)		1,150	10,350
CommVault Systems, Inc. (d)		375	15,300
Comtech Telecommunications Corp.		100	1,400
Cornerstone OnDemand, Inc. (d)		500	18,180
Corning, Inc.		4,399	142,572
Coupa Software, Inc. (d)		410	112,438
Cree, Inc. (d)		625	39,837
Crowdstrike Holdings, Inc. - Class A (d)		170	23,344
CSG Systems International, Inc.		78	3,194
CTS Corp.		100	2,203
CyberOptics Corp. (d)		250	7,960
Daktronics, Inc.		800	3,168
Datadog, Inc. - Class A (d)		200	20,432
Dell Technologies, Inc. - Class C (d)		1,300	87,997
Diodes, Inc. (d)		300	16,935
DocuSign, Inc. (d)		1,040	223,850
Dolby Laboratories, Inc. - Class A		300	19,884
DXC Technology Co.		1,938	34,593
Dynatrace, Inc. (d)		1,180	48,404
Ebix, Inc.		31	639
EchoStar Corp. - Class A (d)		400	9,956
eGain Corp. (d)		150	2,125
Enphase Energy, Inc. (d)		840	69,376
Entegris, Inc.		681	50,626
Envestnet, Inc. (d)		375	28,935
EPAM Systems, Inc. (d)		390	126,079
Euronet Worldwide, Inc. (d)		349	31,794
Everbridge, Inc. (d)(e)		190	23,889
ExlService Holdings, Inc. (d)		300	19,791
F5 Networks, Inc. (d)		433	53,159
Fair Isaac Corp. (d)		186	79,121
FARO Technologies, Inc. (d)		200	12,196
Fastly, Inc. - Class A (d)		200	18,736
Fidelity National Information Services, Inc.		3,681	541,880
FireEye, Inc. (d)		1,760	21,727
First Solar, Inc. (d)		400	26,480
Fiserv, Inc. (d)		3,308	340,889
Fitbit, Inc. - Class A (d)		425	2,958
Five9, Inc. (d)		400	51,872
FleetCor Technologies, Inc. (d)		438	104,288
FLIR Systems, Inc.		965	34,595
FormFactor, Inc. (d)		480	11,966
Fortinet, Inc. (d)		945	111,330
Gartner, Inc. (d)		581	72,596
Genpact Ltd.		1,125	43,819
Global Payments, Inc.		1,563	277,558
GoDaddy, Inc. - Class A (d)		350	26,589
Guidewire Software, Inc. (d)		490	51,092
Hewlett Packard Enterprise Co.		8,527	79,898
HP, Inc.		8,002	151,958
HubSpot, Inc. (d)		230	67,213
II-VI, Inc. (d)		541	21,943
Infinera Corp. (d)		600	3,696
Inphi Corp. (d)		300	33,675
Insight Enterprises, Inc. (d)		200	11,316
Intel Corp.		26,098	1,351,354
InterDigital, Inc.		246	14,037
International Business Machines Corp.		5,445	662,493
Intuit, Inc.		1,439	469,416
IPG Photonics Corp. (d)		281	47,762
Itron, Inc. (d)		200	12,148
J2 Global, Inc. (d)		325	22,496
Jabil, Inc.		1,025	35,116
Jack Henry & Associates, Inc.		376	61,134
Juniper Networks, Inc.		2,190	47,085
KBR, Inc.		925	20,683
Keysight Technologies, Inc. (d)		1,048	103,521
Kimball Electronics, Inc. (d)		525	6,069
KLA Corp.		856	165,841
Knowles Corp. (d)		458	6,824
Lam Research Corp.		876	290,613
Lattice Semiconductor Corp. (d)		530	15,349
Leidos Holdings, Inc.		931	82,999
Littelfuse, Inc.		118	20,926
LivePerson, Inc. (d)		490	25,475
LiveRamp Holdings, Inc. (d)		475	24,591
Lumentum Holdings, Inc. (d)		424	31,855
MACOM Technology Solutions Holdings, Inc. (d)		463	15,747
Manhattan Associates, Inc. (d)		350	33,421
Marvell Technology Group Ltd.		3,089	122,633
Mastercard, Inc. - Class A		5,475	1,851,481
Maxeon Solar Technologies Ltd. (d)(e)		162	2,748
Maxim Integrated Products, Inc.		1,445	97,696
MAXIMUS, Inc.		425	29,074
MaxLinear, Inc. (d)		475	11,039
Medallia, Inc. (d)		670	18,371
Methode Electronics, Inc.		100	2,850
Microchip Technology, Inc.		1,384	142,220
Micron Technology, Inc. (d)		6,782	318,483
Microsoft Corp.		44,882	9,440,031
MicroStrategy, Inc. - Class A (d)		100	15,056
Mitek Systems, Inc. (d)		420	5,351
MKS Instruments, Inc.		300	32,769
Monolithic Power Systems, Inc.		200	55,922
Motorola Solutions, Inc.		1,022	160,260
Napco Security Technologies, Inc. (d)		240	5,640
National Instruments Corp.		812	28,988
NCR Corp. (d)		895	19,815
NetApp, Inc.		625	27,400
NETGEAR, Inc. (d)		50	1,541
NetScout Systems, Inc. (d)		700	15,281
New Relic, Inc. (d)		230	12,963
NIC, Inc.		375	7,387
NortonLifeLock, Inc.		3,483	72,586
Novanta, Inc. (d)		220	23,175
Nuance Communications, Inc. (d)		2,175	72,188
Nutanix, Inc. - Class A (d)		470	10,425
NVE Corp.		100	4,908
NVIDIA Corp.		3,707	2,006,303
Okta, Inc. (d)		260	55,601
ON Semiconductor Corp. (d)		2,730	59,214
OneSpan, Inc. (d)		450	9,432
Oracle Corp.		12,330	736,101
OSI Systems, Inc. (d)		100	7,761
PagerDuty, Inc. (d)(e)		620	16,808
Palo Alto Networks, Inc. (d)		639	156,395
PAR Technology Corp. (d)(e)		100	4,051
Paychex, Inc.		1,880	149,968
Paycom Software, Inc. (d)		310	96,503
Paylocity Holding Corp. (d)		150	24,213
PayPal Holdings, Inc. (d)		7,095	1,397,928
Pegasystems, Inc.		300	36,312
Perspecta, Inc.		989	19,236
Plantronics, Inc.		300	3,552
Plexus Corp. (d)		300	21,189
Power Integrations, Inc.		280	15,512
Progress Software Corp.		200	7,336
Proofpoint, Inc. (d)		316	33,354
PROS Holdings, Inc. (d)		300	9,582
PTC, Inc. (d)		635	52,527
Pure Storage, Inc. - Class A (d)		1,110	17,083
Q2 Holdings, Inc. (d)		240	21,902
Qorvo, Inc. (d)		560	72,246
QUALCOMM, Inc.		6,935	816,111
Qualys, Inc. (d)(e)		300	29,403
Rambus, Inc. (d)		500	6,845
Rapid7, Inc. (d)		230	14,085
RealPage, Inc. (d)		645	37,178
RingCentral, Inc. - Class A (d)		260	71,399
Rogers Corp. (d)		150	14,709
Rosetta Stone, Inc. (d)		300	8,994
Sabre Corp.		1,400	9,114
Sailpoint Technologies Holdings, Inc. (d)		630	24,929
salesforce.com, Inc. (d)		5,339	1,341,797
Sanmina Corp. (d)		333	9,008
Science Applications International Corp.		340	26,663
Semtech Corp. (d)		300	15,888
ServiceNow, Inc. (d)		1,053	510,705
SharpSpring, Inc. (d)		100	1,115
Silicon Laboratories, Inc. (d)		200	19,570
Skyworks Solutions, Inc.		959	139,534
Slack Technologies, Inc. - Class A (d)		1,850	49,691
SolarWinds Corp. (d)		1,070	21,764
Splunk, Inc. (d)		878	165,178
Square, Inc. - Class A (d)		1,530	248,701
SS&C Technologies Holdings, Inc.		1,325	80,189
SunPower Corp. (d)(e)		1,300	16,263
SVMK, Inc. (d)		1,170	25,869
Sykes Enterprises, Inc. (d)		102	3,489
Synaptics, Inc. (d)		313	25,171
SYNNEX Corp.		229	32,074
Synopsys, Inc. (d)		847	181,241
Tenable Holdings, Inc. (d)		490	18,497
Teradata Corp. (d)		175	3,972
Teradyne, Inc.		1,075	85,420
TESSCO Technologies, Inc.		100	537
Texas Instruments, Inc.		5,615	801,766
The Trade Desk, Inc. - Class A (d)		210	108,944
The Western Union Co.		1,694	36,302
Trimble, Inc. (d)		1,394	67,888
TTM Technologies, Inc. (d)		488	5,568
Twilio, Inc. - Class A (d)		450	111,191
Tyler Technologies, Inc. (d)		252	87,837
Unisys Corp. (d)		427	4,556
Universal Display Corp.		270	48,800
Varonis Systems, Inc. (d)		150	17,313
Veeco Instruments, Inc. (d)		400	4,668
Verint Systems, Inc. (d)		375	18,068
VeriSign, Inc. (d)		666	136,430
Verra Mobility Corp. (d)		1,420	13,717
ViaSat, Inc. (d)		350	12,037
Viavi Solutions, Inc. (d)		1,328	15,577
Virtusa Corp. (d)		400	19,664
Visa, Inc. - Class A		10,816	2,162,876
Vishay Intertechnology, Inc.		806	12,549
Vishay Precision Group, Inc. (d)		129	3,266
VMware, Inc. - Class A (d)(e)		424	60,916
Western Digital Corp.		1,890	69,080
WEX, Inc. (d)		214	29,740
Workday, Inc. - Class A (d)		635	136,608
Workiva, Inc. (d)		440	24,534
Xerox Holdings Corp.		1,748	32,810
Xilinx, Inc.		1,385	144,372
Xperi Holding Corp.		799	9,180
Yext, Inc. (d)		1,150	17,457
Zebra Technologies Corp. - Class A (d)		315	79,525
Zendesk, Inc. (d)		550	56,606
Zoom Video Communications, Inc. - Class A (d)		170	79,919
Zscaler, Inc. (d)(e)		510	71,752
			52,390,737
Materials - 2.3%
AdvanSix, Inc. (d)		250	3,220
Air Products and Chemicals, Inc. (e)		1,370	408,068
Albemarle Corp.		745	66,514
Alcoa Corp. (d)		1,163	13,526
AptarGroup, Inc.		286	32,375
Arconic Corp. (d)		785	14,954
Ashland Global Holdings, Inc.		467	33,120
Avery Dennison Corp.		440	56,250
Avient Corp.		483	12,780
Axalta Coating Systems Ltd. (d)		675	14,965
Balchem Corp.		201	19,624
Ball Corp.		1,710	142,135
Berry Global Group, Inc. (d)		900	43,488
Boise Cascade Co.		510	20,359
Cabot Corp.		400	14,412
Carpenter Technology Corp.		200	3,632
Celanese Corp.		795	85,423
CF Industries Holdings, Inc.		1,670	51,286
Clearwater Paper Corp. (d)		130	4,932
Coeur Mining, Inc. (d)		3,120	23,026
Commercial Metals Co.		775	15,484
Compass Minerals International, Inc.		100	5,935
Corteva, Inc.		3,733	107,548
Crown Holdings, Inc. (d)		900	69,174
Dow, Inc.		4,343	204,338
DuPont de Nemours, Inc.		4,573	253,710
Eagle Materials, Inc.		333	28,744
Eastman Chemical Co.		990	77,339
Ecolab, Inc.		1,584	316,547
Ferro Corp. (d)		575	7,130
Ferroglobe Representation & Warranty Insurance Trust (b)(c)(d)		500	–
FMC Corp.		665	70,430
Freeport-McMoRan, Inc.		8,769	137,147
Graphic Packaging Holding Co.		1,325	18,669
Greif, Inc. - Class A		300	10,863
HB Fuller Co.		150	6,867
Hecla Mining Co.		4,180	21,235
Huntsman Corp.		1,575	34,981
Ingevity Corp. (d)		393	19,430
International Flavors & Fragrances, Inc. (e)		471	57,674
International Paper Co.		2,197	89,066
Kaiser Aluminum Corp.		118	6,324
Livent Corp. (d)		818	7,337
Louisiana-Pacific Corp.		825	24,346
Martin Marietta Materials, Inc.		354	83,317
Minerals Technologies, Inc.		250	12,775
Myers Industries, Inc.		200	2,646
Neenah, Inc.		120	4,496
Newmont Corp.		5,040	319,788
Nucor Corp.		1,815	81,421
Olin Corp.		1,020	12,628
P H Glatfelter Co.		325	4,475
Packaging Corp. of America		395	43,075
PPG Industries, Inc.		1,429	174,452
Quaker Chemical Corp.		100	17,971
Reliance Steel & Aluminum Co.		249	25,408
Royal Gold, Inc.		341	40,978
RPM International, Inc.		710	58,816
Schweitzer-Mauduit International, Inc.		300	9,117
Sealed Air Corp.		680	26,391
Sensient Technologies Corp.		335	19,343
Silgan Holdings, Inc.		400	14,708
Sonoco Products Co.		725	37,026
Southern Copper Corp.		537	24,310
Steel Dynamics, Inc.		830	23,763
Stepan Co.		148	16,132
Summit Materials, Inc. - Class A (d)		571	9,444
The Chemours Co.		1,289	26,953
The Mosaic Co.		2,625	47,959
The Scotts Miracle-Gro Co.		266	40,674
The Sherwin-Williams Co.		523	364,395
TimkenSteel Corp. (d)		400	1,420
Tredegar Corp.		671	9,978
Trinseo SA		300	7,692
UFP Technologies, Inc. (d)		90	3,728
United States Lime & Minerals, Inc.		50	4,505
United States Steel Corp. (e)		1,350	9,909
Valvoline, Inc.		302	5,750
Verso Corp. - Class A		500	3,945
Vulcan Materials Co.		855	115,887
W R Grace & Co.		427	17,204
Westlake Chemical Corp.		202	12,770
Westrock Co.		1,534	53,291
Worthington Industries, Inc.		225	9,175
			4,452,122
Real Estate - 3.5%
Acadia Realty Trust		676	7,098
Agree Realty Corp.		300	19,092
Alexander & Baldwin, Inc.		213	2,388
Alexandria Real Estate Equities, Inc.		801	128,160
American Assets Trust, Inc.		425	10,238
American Campus Communities, Inc.		982	34,291
American Homes 4 Rent - Class A		1,700	48,416
American Tower Corp.		2,726	658,956
Americold Realty Trust		1,340	47,905
Apartment Investment and Management Co. - Class A		831	28,021
Apple Hospitality REIT, Inc.		1,975	18,980
AvalonBay Communities, Inc.		879	131,270
Boston Properties, Inc.		923	74,117
Brandywine Realty Trust		1,413	14,610
Brixmor Property Group, Inc.		2,275	26,595
Camden Property Trust		725	64,510
CareTrust REIT, Inc.		403	7,171
CBRE Group, Inc. - Class A (d)		1,645	77,266
Chatham Lodging Trust		425	3,238
Columbia Property Trust, Inc.		995	10,855
CoreCivic, Inc.		799	6,392
CoreSite Realty Corp.		150	17,832
Corporate Office Properties Trust		850	20,162
Cousins Properties, Inc.		839	23,987
Crown Castle International Corp.		2,605	433,732
CubeSmart		1,412	45,622
CyrusOne, Inc. (e)		725	50,772
DiamondRock Hospitality Co.		1,727	8,756
Digital Realty Trust, Inc.		1,631	239,366
Douglas Emmett, Inc.		1,300	32,630
Duke Realty Corp.		2,206	81,401
Easterly Government Properties, Inc.		960	21,514
EastGroup Properties, Inc.		262	33,884
EPR Properties		422	11,605
Equinix, Inc.		570	433,274
Equity Commonwealth		993	26,444
Equity LifeStyle Properties, Inc.		1,178	72,211
Equity Residential		2,084	106,972
Essential Properties Realty Trust, Inc.		830	15,206
Essex Property Trust, Inc.		382	76,702
Extra Space Storage, Inc.		809	86,555
Federal Realty Investment Trust		520	38,189
First Industrial Realty Trust, Inc.		1,025	40,795
Four Corners Property Trust, Inc.		444	11,362
Franklin Street Properties Corp.		950	3,477
Front Yard Residential Corp.		33	288
Gaming and Leisure Properties, Inc.		1,766	65,232
Getty Realty Corp.		402	10,456
Global Medical REIT, Inc.		310	4,185
Global Net Lease, Inc.		1,160	18,444
Healthcare Realty Trust, Inc.		875	26,355
Healthcare Trust of America, Inc. - Class A		1,025	26,650
Healthpeak Properties, Inc.		3,055	82,943
Highwoods Properties, Inc.		800	26,856
Host Hotels & Resorts, Inc.		4,834	52,159
Hudson Pacific Properties, Inc.		815	17,873
Industrial Logistics Properties Trust		175	3,827
Innovative Industrial Properties, Inc. (e)		150	18,616
Investors Real Estate Trust		180	11,731
Invitation Homes, Inc.		3,381	94,634
Iron Mountain, Inc.		1,372	36,756
JBG SMITH Properties		764	20,429
Jones Lang LaSalle, Inc.		55	5,261
Kennedy-Wilson Holdings, Inc.		925	13,431
Kilroy Realty Corp.		620	32,215
Kimco Realty Corp.		3,350	37,721
Kite Realty Group Trust		725	8,395
Lamar Advertising Co. - Class A		400	26,468
Lexington Realty Trust		1,125	11,756
Life Storage, Inc.		350	36,844
LTC Properties, Inc.		560	19,522
Mack-Cali Realty Corp.		725	9,149
Medical Properties Trust, Inc.		3,590	63,292
Mid-America Apartment Communities, Inc.		859	99,601
National Health Investors, Inc.		325	19,588
National Retail Properties, Inc.		350	12,078
National Storage Affiliates Trust		580	18,972
Newmark Group, Inc. - Class A		765	3,305
Office Properties, Income Trust		228	4,724
Omega Healthcare Investors, Inc. (e)		1,749	52,365
Outfront Media, Inc.		936	13,619
Paramount Group, Inc.		1,800	12,744
Park Hotels & Resorts, Inc.		619	6,184
Pebblebrook Hotel Trust		1,188	14,886
Physicians Realty Trust		900	16,119
Piedmont Office Realty Trust, Inc. - Class A		1,275	17,302
PotlatchDeltic Corp.		298	12,546
Preferred Apartment Communities, Inc. - Class A		1,230	6,642
Prologis, Inc.		4,879	490,925
PS Business Parks, Inc.		200	24,478
Public Storage		1,049	233,633
QTS Realty Trust, Inc. - Class A (e)		380	23,948
Rayonier, Inc.		826	21,839
Realty, Inc.ome Corp.		2,040	123,930
Redfin Corp. (d)		930	46,435
Regency Centers Corp.		1,182	44,940
Retail Opportunity Investments Corp.		725	7,551
Retail Properties of America, Inc. - Class A		2,075	12,056
Retail Value, Inc.		149	1,873
Rexford Industrial Realty, Inc.		860	39,354
RPT Realty		1,000	5,440
Ryman Hospitality Properties, Inc.		495	18,216
Sabra Health Care REIT, Inc.		1,436	19,795
Safehold, Inc. (e)		270	16,767
SBA Communications Corp.		700	222,936
Service Properties Trust		1,325	10,534
Simon Property Group, Inc.		2,193	141,843
SITE Centers Corp.		1,410	10,152
SL Green Realty Corp. (e)		556	25,782
Spirit MTA REIT (b)(c)(d)		300	230
Spirit Realty Capital, Inc.		600	20,250
STAG Industrial, Inc.		1,140	34,759
STORE Capital Corp.		1,295	35,522
Summit Hotel Properties, Inc.		975	5,050
Sun Communities, Inc.		640	89,990
Tanger Factory Outlet Centers, Inc. (e)		775	4,673
Taubman Centers, Inc.		500	16,645
Tejon Ranch Co. (d)		50	708
Terreno Realty Corp.		615	33,677
The GEO Group, Inc.		1,740	19,732
The Howard Hughes Corp. (d)		321	18,490
The Macerich Co. (e)		844	5,731
The St Joe Co. (d)		500	10,315
UDR, Inc.		2,028	66,133
Uniti Group, Inc.		1,228	12,937
Universal Health Realty, Inc.ome Trust		200	11,398
Urban Edge Properties		811	7,883
Urstadt Biddle Properties, Inc. - Class A		140	1,288
Ventas, Inc.		2,665	111,823
VEREIT, Inc.		6,175	40,138
Vornado Realty Trust		1,228	41,396
Washington Real Estate Investment Trust		450	9,059
Weingarten Realty Investors		1,050	17,808
Welltower, Inc.		2,780	153,150
Weyerhaeuser Co.		4,137	117,987
WP Carey, Inc.		1,210	78,844
Xenia Hotels & Resorts, Inc.		900	7,902
			6,960,127
Utilities - 2.8%
ALLETE, Inc.		425	21,989
Alliant Energy Corp.		1,225	63,271
Ameren Corp.		1,285	101,618
American Electric Power Co., Inc.		2,815	230,070
American States Water Co.		220	16,489
American Water Works Co., Inc.		1,040	150,675
Atmos Energy Corp.		760	72,648
Avangrid, Inc.		530	26,744
Avista Corp.		760	25,931
Black Hills Corp.		420	22,466
California Water Service Group		415	18,032
CenterPoint Energy, Inc.		3,670	71,014
CMS Energy Corp.		1,520	93,343
Consolidated Edison, Inc.		1,749	136,072
Dominion Energy, Inc.		5,137	405,463
DTE Energy Co.		1,023	117,686
Duke Energy Corp.		4,692	415,524
Edison International		2,001	101,731
Entergy Corp.		1,120	110,354
Essential Utilities, Inc.		1,206	48,541
Evergy, Inc.		1,715	87,156
Eversource Energy		2,092	174,787
Exelon Corp.		6,071	217,099
FirstEnergy Corp.		3,370	96,753
Genie Energy Ltd. - Class B		1,386	11,088
Hawaiian Electric Industries, Inc.		1,380	45,871
IDACORP, Inc.		313	25,009
MDU Resources Group, Inc.		1,915	43,087
MGE Energy, Inc.		150	9,399
Middlesex Water Co.		190	11,808
National Fuel Gas Co.		530	21,513
New Jersey Resources Corp.		440	11,889
NextEra Energy, Inc.		2,993	830,737
NiSource, Inc.		2,140	47,080
Northwest Natural Holding Co.		300	13,617
NorthWestern Corp.		330	16,051
NRG Energy, Inc.		1,512	46,479
OGE Energy Corp.		1,175	35,238
ONE Gas, Inc.		287	19,806
Ormat Technologies, Inc.		175	10,344
Otter Tail Corp.		350	12,659
PG&E Corp. (d)		3,350	31,457
Pinnacle West Capital Corp.		716	53,378
PNM Resources, Inc.		870	35,957
Portland General Electric Co.		500	17,750
PPL Corp.		4,020	109,384
Public Service Enterprise Group, Inc.		3,150	172,967
Sempra Energy		1,607	190,205
SJW Group		180	10,955
South Jersey Industries, Inc.		430	8,286
Southwest Gas Holdings, Inc.		325	20,508
Spire, Inc.		350	18,620
The AES Corp.		3,060	55,417
The Southern Co.		6,480	351,346
The York Water Co.		280	11,836
UGI Corp.		1,205	39,741
Vistra Corp.		3,247	61,238
WEC Energy Group, Inc.		1,639	158,819
Xcel Energy, Inc.		2,500	172,525
			5,557,520
Total Common Stocks (Cost $53,596,867)			$193,487,358

PREFERRED STOCK - 0.0% (f)
Consumer Discretionary - 0.0% (f)
Qurate Retail, Inc. (d)		1	$56
Total Preferred Stock (Cost $15)			$56

RIGHT - 0.0% (f)
AMR Corp., Escrow (b)(c)(d)		3,275	$–
Total Right (Cost $0)			$–

Total Investments at Value - 98.6% (Cost $53,596,882)			193,487,414
Other Assets in Excess of Liabilities- 1.4%			2,835,729
Net Assets - 100.0%			$196,323,143

Percentages are stated as a percent of net assets.

REIT	Real Estate Investment Trust

(a)	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(b)	Illiquid security. The total value of such securities is $235 as of September 30, 2020, representing 0.0% of net assets.
(c)
Level 3 security. Security has been valued at fair value in accordance with procedures adopted by and under the general supervision of the Board of Directors. The total value of such securities is $235 as of September 30, 2020, representing 0.0% of net assets.

(d)	Non-income producing security.
(e)	This security or a partial position of this security is on loan at September 30, 2020. The total market value of securities on loan at September 30, 2020 was $3,811,731.
(f)	Represents less than 0.1%.

The Accompanying Footnotes are an Integral Part of these Schedules of Investments.

WILSHIRE 5000 INDEXSM FUND
NOTES TO SCHEDULE OF INVESTMENTS
September 30, 2020 (Unaudited)

1. Securities Valuation

Securities listed or traded on U.S. exchanges, including options, futures, swaptions and swap contracts, are valued at the last sales price on the exchange where they are principally traded. In the absence of a current quotation, a security is valued at the mean between the last bid and asked prices on that exchange. Securities quoted on the National Association of Securities Dealers Automatic Quotation (NASDAQ) System, for which there have been sales, are valued at the NASDAQ official closing price. If there are no such sales, a security is valued at the mean between the last bid and ask prices. Securities traded over-the-counter (other than on NASDAQ) are valued at the last current sale price; and if there are no such sales, a security is valued at the mean between the last bid and ask prices. Debt securities are typically valued at an evaluated bid price by a third-party pricing agent employing methodologies that utilize actual market transactions, broker-supplied valuations, or other inputs designed to identify the market value for such securities. Third-party pricing agents often utilize proprietary models that are subjective and require the use of judgment and the application of various assumptions including, but not limited to, interest rates, prepayment speeds, and default rate assumptions. Debt securities that have a remaining maturity of 60 days or less are valued at prices supplied by the Fund's pricing agent for such securities, if available. Otherwise such securities are valued at amortized cost if the Pricing Committee concludes it approximates fair value. Equity securities primarily traded on a foreign exchange are typically valued daily at a price as provided by an independent pricing service, which is an estimate of the fair value price.

Foreign currency contracts, including forward contracts, are valued at the applicable translation rates as supplied by the third-party pricing vendor. In the event market quotations are not readily available, such securities are valued at fair value according to procedures adopted by the Board of Directors (the “Board”) or as determined in good faith by the Pricing Committee, whose members include at least two representatives of Wilshire Associates Incorporated (the “Adviser”), one of whom is an officer of the Company, or by the Company’s Valuation Committee. Fair value is defined as the amount the owner of a security might reasonably expect to receive upon a current sale. Securities whose value does not reflect fair value because a significant valuation event has occurred may be valued at fair value by the Pricing Committee or the Valuation Committee in accordance with the Company’s valuation procedures. Significant events may include, but are not limited to, the following: significant fluctuations in domestic markets, foreign markets or foreign currencies; occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant governmental actions; and major announcements affecting a single issuer or an entire market or market sector. The value of fair valued securities may be different from the last sale price (or the mean between the last bid and asked prices), and there is no guarantee that a fair valued security will be sold at the price at which a Fund is carrying the security.

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The guidance establishes three levels of the fair value hierarchy as follows:

● Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;
● Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, etc.); and
● Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. During the period ended September 30, 2020, there have been no significant changes to the Fund’s fair value methodologies.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2020:

Wilshire 5000 IndexSM Fund	Level 1	Level 2	Level 3		Total
Common Stocks	$193,487,123	$-	$235	*	$193,487,358
Preferred Stock	56	-	-		56
Rights	-	-	-	*	-
Total	$193,487,179	$-	$235		$193,487,414

* Includes securities that have been fair valued at $0.

Refer to the Fund’s Schedule of Investments for a listing of the securities by industry or sector type. Wilshire 5000 IndexSM Fund held common stocks and rights that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) totaling $235 and $0, respectively. A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments, is only presented when a Fund has over 1% of Level 3 investments.